Basis of preparation of half-year report	6 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Half-year Report
Basis of preparation of half-year report

1 Basis of preparation of half-year report

This condensed consolidated interim financial report for the half-year reporting period ended 31 December 2022 have been prepared in accordance with Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001.

This interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 30 June 2022 and any public announcements made by Genetic Technologies Limited during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period and the adoption of the new and amended standards as set out below. The Interim Financial Statements have been approved and authorised for issue by the board on 24 February 2023.

The consolidated financial statements of Genetic Technologies Limited group also comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

Going concern

For the period ended 31 December 2022, the Company incurred a total comprehensive loss of $5,444,801 (2021: $3,874,293) and net cash outflow from operations of $6,131,828 (2021: $4,136,784). As at 31 December 2022, the Company held total cash and cash equivalents of $5,045,188 and total net current assets of $4,571,773.

On 8 February 2023, GTG announced it had raised USD$5 million of new capital, before deducting the placement agent’s fees and other offering expenses. The Company expects to continue to incur losses and cash outflow for the foreseeable future as it continues to invest resources in expanding the research and development activities in support of the distribution of existing and new products.

At the date of this report, the Directors believe that the Company has sufficient cash reserves to fund its operations for at least the next 12 months. As a result, these financial statements have been prepared on a going concern basis.